SIGNIFICANT ACCOUNTING POLICIES - Significant non-controlling interest (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of Significant Accounting Policies
Assets	$ 236,088,113	$ 220,076,482
Liabilities	207,282,494	193,421,257
Equity	28,805,619	26,655,225	$ 24,429,550		$ 22,476,980
Profits of equity method investees	380,599	294,030	290,642	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	11,200,890	10,446,284	10,463,407	[1]
Total fees and commission, net	3,025,733	2,781,203	2,545,999	[1]
Other expenses	(235,525)	(267,507)	(249,023)
Other operating income	1,535,247	1,251,567	1,553,737	[1]
Operating expense	(8,253,817)	(7,482,898)	(7,226,058)	[1]
Income tax	1,262,964	829,435	1,238,598
Net Income	3,214,567	2,786,435	2,754,173
Net cash used in operating activities	12,315,612	1,042,858	2,939,588
Net cash provided by investing activities	(2,190,832)	(1,381,842)	(1,908,080)
Net cash provided by financing activities	(5,260,692)	(732,711)	(3,620,909)
Cash and cash equivalents at beginning of year	18,730,810	18,165,644	20,460,245
Cash and cash equivalents at end of year	23,738,042	18,730,810	18,165,644
Investments at fair value through OCI	(43,889)	(33,838)	(38,884)
Net of Effect of changes in foreign exchange rate	104,955	1,043,593	412,878
Total other comprehensive income	127,033	683,410	508,530
FCP Fondo Colombia Inmobiliario S.A. [Member]
Disclosure of Significant Accounting Policies
Assets	3,751,981	3,205,133	0
Liabilities	1,254,123	963,841	0
Net assets	2,497,858	2,241,292	0
Valuation of investment properties	77,527	70,933	81,816
Valuation of trust rights	52,215	29,161	53,143
Rents	161,263	147,324	135,135
Profits of equity method investees	138,100	96,201	144,146
Other Income	2,034	6,940	4,493
Total Income	431,139	350,559	418,733
Interest on loans	(73,088)	(67,593)	(68,900)
Trust fees	(999)	(554)	(322)
Other expenses	(169,375)	(121,162)	(86,270)
Total Expenses	(243,462)	(189,309)	(155,492)
Net Income	187,677	161,250	263,241
Net cash used in operating activities	(258)	(351)	(394)
Net cash provided by financing activities	257	334	409
Cash and cash equivalents at beginning of year	1	18	3
Cash and cash equivalents at end of year	0	1	18
Grupo Agromercantil Holding
Disclosure of Significant Accounting Policies
Assets	14,333,631	13,556,250
Liabilities	13,093,981	12,209,984
Equity	1,239,650	1,346,266
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	218,536	388,932	389,463
Total fees and commission, net	132,845	111,932	101,565
Other operating income	68,288	52,286	54,246
Dividends received and equity method	668	579	608
Total operating income, net	420,337	553,729	545,882
Operating expense	(478,133)	(458,277)	(445,038)
Income tax	19,367	(15,910)	(21,546)
Net Income	(38,429)	79,542	79,298
Net cash used in operating activities	(62,327)	(66,235)	192,850
Net cash provided by investing activities	273,604	244,949	(1,427)
Net cash provided by financing activities	(26,926)	(2,983)	(87,103)
Cash and cash equivalents at beginning of year	1,513,295	1,324,893	1,098,861
Cash and cash equivalents at end of year	1,697,646	1,500,624	1,203,181
Investments at fair value through OCI	(3,362)	(6,598)	2,241
Net of Effect of changes in foreign exchange rate	9,281	43,803	15,758
Others	(8,093)	(3,922)	(3,042)
Total other comprehensive income	$ (2,174)	$ 33,283	$ 14,957

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.